Shareholder remuneration system and earnings per share - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Diluted earnings per share [abstract]
Profit attributable to the parent	€ (10,798)	€ 3,231
Remuneration of contingently convertible preference shares (CCP) (million euros)	(278)	(298)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	0	0
Profit attributable to ordinary equity holders of parent including dilutive effects	(11,076)	2,933
Profit or Loss from discontinued operations (non-controlling interest net) (million euros)	0	0
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million euros)	€ (11,076)	€ 2,933
Weighted average number of shares outstanding (in shares)	16,598,649,355	16,231,374,256
Dilutive effect of options/rights on shares (in shares)	40,016,222	41,832,881
Adjusted number of shares (in shares)	16,638,665,577	16,273,207,137
Total diluted earnings (loss) per share (eur per share)	€ (0.67)	€ 0.18
Diluted earnings per share from discontinued operations (eur per share)	0	0
Diluted earnings per share from continuing operations (eur per share)	€ (0.67)	€ 0.18